E2 Business combinations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Business Combinations [Abstract]
Summary of Net Assets Acquired and Total Consideration Transferred Business Combinations

Acquisitions

Acquisitions 2018–2020
	2020	2019	2018
Total consideration, including cash	9,848	1,957	1,314

Net assets acquired
Cash and cash equivalents	314	142	94
Property, plant and equipment	55	353	4
Right-of-use of assets	126	—	—
Intangible assets	3,583	497	481
Investments in associates	167	101	64
Other assets	1,292	1,357	254
Provisions, incl. post-employment benefits	(16)	(102)	—
Other liabilities	(2,781)	(743)	(494)
Total identiﬁable net assets	2,740	1,605	403
Costs recognized in net income	—	153	—
Goodwill	7,108	199	911
Total	9,848	1,957	1,314
Acquisition-related costs 1)	92	85	24

1)	Acquisition-related costs are included in Selling and administrative expenses in the consolidated income statement.
The following table shows the provisional fair values at the acquisition date of the assets acquired and liabilities assumed.

Cradlepoint
2020
Total consideration – cash	9,498

Net assets acquired
Cash and cash equivalents	297
Property, plant and equipment	185
Intangible assets	3,330
Other assets	1,420
Other liabilities 1)	(2,797)
Total identiﬁable net assets	2,435
Goodwill	7,063
Total	9,498

1)	Includes deferred tax liabilities of SEK 1,205 million.

Summary of Business Divestments Transactions

Divestments

Divestments 2018–2020
	2020	2019	2018
Proceeds 1)	4	1,569	226

Net assets disposed of
Property, plant and equipment	1	171	55
Right-of-use assets	1	20	—
Investments in associates	—	5	114
Intangible assets	48	820	30
Goodwill	4	—	—
Other assets	83	96	809
Provisions, incl. post-employment beneﬁts	(1)	244	(43)
Other liabilities	6	(774)	(571)
Total net assets	142	582	394
Net gains/losses from divestments	(138)	987	(168)
Shares in associated companies 1)	—	(1,209)	—
Cash ﬂow effect	4	360	226

1)	Proceeds for 2019 includes cash of SEK 320 million and shares in associated companies of SEK 1,209 million.

Summary of Business Combinations Transactions

Acquisitions 2018–2020
Company	Description	Transaction date
Cradlepoint	A US company providing Wireless WAN Edge 4G and 5G solutions for the enterprise market.	Nov 2020
Genaker	A Spanish provider of Mission Critical Push-to-talk (MC-PTT) solutions.	Mar 2020
ST-Ericsson	The remaining shares were acquired in ST-Ericsson (previously a joint venture).	Dec 2019
Kathrein	A German provider of antenna and filter technologies.	Oct 2019
CSF	A US based company related to the iconectiv business.	Aug 2019
CENX	A US based service assurance technology company.	Sep 2018
VidScale	A US company providing cloud-based Content Delivery Network (CDN) solutions.	Mar 2018
Placecast	A US company that leverages deterministic carrier data to deliver better audience, verification, and insight solutions.	Feb 2018

Summary of Business Divestments Transactions

Divestments 2018–2020
Company	Description	Transaction date
MediaKind	A divestment of 51% of its MediaKind business.	Feb 2019
Ericsson Local Services AB (LSS)	A divestment of the Local Services company in Sweden.	Aug 2018
Excellence Field Factory	A divestment of the Spanish fiber service operations.	Jun 2018